Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt	LONG-TERM DEBT
		2018		2017	2018	2017
Senior Credit Facility	US	$—	US	$—	$—	$—
Unsecured senior notes:
6.5% senior notes due 2021		165,625		248,625	226,113	312,601
7.75% senior notes due 2023		350,000		350,000	477,823	440,062
5.25% senior notes due 2024		351,104		400,000	479,331	502,928
7.125% senior notes due 2026		400,000		400,000	546,084	502,928
	US	$1,266,729	US	$1,398,625	1,729,351	1,758,519
Less net unamortized debt issue costs					(23,098)	(28,082)
					$1,706,253	$1,730,437

	Senior Credit Facility	Unsecured senior notes	Debt issue costs	Total
Balance December 31, 2016	$—	$1,933,993	$(27,059)	$1,906,934
Changes from financing cash flows:
Proceeds from issue of senior notes	—	509,180	—	509,180
Redemption of senior notes	—	(571,975)	—	(571,975)
Payment of debt issue costs	—	—	(9,196)	(9,196)
	—	(62,795)	(9,196)	(71,991)
Non-cash changes:
Loss on redemption of unsecured senior notes	—	9,021	—	9,021
Amortization of debt issue costs	—	—	8,173	8,173
Foreign exchange adjustment	—	(121,700)	—	(121,700)
Balance December 31, 2017	—	1,758,519	(28,082)	1,730,437
Changes from financing cash flows:
Redemption of senior notes	—	(168,722)	—	(168,722)
Non-cash changes:
Gain on redemption of unsecured senior notes	—	(5,672)	—	(5,672)
Amortization of debt issue costs	—	—	4,984	4,984
Foreign exchange adjustment	—	145,226	—	145,226
Balance December 31, 2018	$—	$1,729,351	$(23,098)	$1,706,253

Long-Term Debt Obligations	Long-term debt obligations at December 31, 2018 will mature as follows:
2021	$226,113
2023	477,823
Thereafter	1,025,415
$1,729,351